Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Common Stock to be Issued [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2021	$ 1	$ 99	$ 15,000		$ 55,503,564	$ (57,530,141)	$ (2,011,477)
Balance, shares at Jan. 31, 2021	102,000	9,902,052
Issuance of common stock and warrants in private placement and warrant exercises		$ 2	(15,000)		172,098		157,100
Issuance of common stock and warrants in private placement and warrant exercises, shares		203,103
Issuance of common shares pursuant to investment agreement		$ 5			132,369		132,374
Issuance of common shares pursuant to investment agreement, shares		490,196
Shares issued for conversion of notes		$ 5			217,535		217,540
Shares issued for conversion of notes, shares		535,568
Shares issued for services		$ 24			626,163		626,187
Shares issued for services, shares		2,327,833
Reclass of APIC to derivative liabilities for tainted warrants					(734,070)		(734,070)
Resolution of derivative liabilities due to debt conversions and untainted warrants					585,957		585,957
Net income (loss)						(438,681)	(438,681)
Balance at Jan. 31, 2022	$ 1	$ 135			56,503,616	(57,968,822)	(1,465,070)
Balance, shares at Jan. 31, 2022	102,000	13,458,752
Shares issued for conversion of notes		$ 1			44,999		45,000
Shares issued for conversion of notes, shares		144,304
Reclass of APIC to derivative liabilities for tainted warrants					(731,226)		(731,226)
Net income (loss)						811,838	811,838
Options issued related to settlement agreement					44,706		44,706
Resolution of derivative liabilities due to debt conversions					22,712		22,712
Balance at Apr. 30, 2022	$ 1	$ 136			55,884,807	(57,156,984)	(1,272,040)
Balance, shares at Apr. 30, 2022	102,000	13,603,056
Balance at Jan. 31, 2022	$ 1	$ 135			56,503,616	(57,968,822)	(1,465,070)
Balance, shares at Jan. 31, 2022	102,000	13,458,752
Resolution of derivative liabilities due to debt conversions and untainted warrants							118,332
Net income (loss)							626,913
Balance at Oct. 31, 2022	$ 1	$ 173		(101,100)	56,798,397	(57,341,909)	(644,438)
Balance, shares at Oct. 31, 2022	102,000	17,371,752
Balance at Jan. 31, 2022	$ 1	$ 135			56,503,616	(57,968,822)	(1,465,070)
Balance, shares at Jan. 31, 2022	102,000	13,458,752
Issuance of common stock and warrants in private placement and warrant exercises					5,000		5,000
Issuance of common stock and warrants in private placement and warrant exercises, shares		13,298
Issuance of common shares pursuant to investment agreement		$ 14		(16,368)	203,384		187,030
Issuance of common shares pursuant to investment agreement, shares		1,429,804
Shares issued for conversion of notes		$ 24			374,616		374,640
Shares issued for conversion of notes, shares		2,424,896
Reclass of APIC to derivative liabilities for tainted warrants					(734,294)		(734,294)
Resolution of derivative liabilities due to debt conversions and untainted warrants							144,764
Net income (loss)						565,595	565,595
Issuance of common stock and warrants in private placement and warrant exercises, related party					3,000		3,000
Issuance of common stock and warrants in private placement and warrant exercises related party, shares		23,812
Shares issued to settle liabilities, related party		$ 1			18,649		18,650
Shares issued to settle liabilities related party, shares		146,597
Cashless exercise of options		$ 7		(101,100)	101,093
Cashless exercise of options, shares		674,000
Stock based compensation		$ 5			276,687		276,692
Stock based compensation, shares		500,000
Options issued related to settlement agreement					44,707		44,707
Resolution of derivative liabilities due to debt conversions					144,764		144,764
Balance at Jan. 31, 2023	$ 1	$ 186		(117,468)	56,941,222	(57,403,227)	(579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Balance at Apr. 30, 2022	$ 1	$ 136			55,884,807	(57,156,984)	(1,272,040)
Balance, shares at Apr. 30, 2022	102,000	13,603,056
Shares issued for conversion of notes		$ 5			141,015		141,020
Shares issued for conversion of notes, shares		539,895
Reclass of APIC to derivative liabilities for tainted warrants					(1,855)		(1,855)
Net income (loss)						(55,040)	(55,040)
Stock based compensation		$ 5			163,172		163,177
Stock based compensation, shares		500,000
Resolution of derivative liabilities due to debt conversions					55,762		55,762
Issuance of common stock and warrants in private placement and warrant exercises					5,000		5,000
Issuance of common stock and warrants in private placement and warrant exercises, shares		13,298
Issuance of common shares for subscription receivable		$ 11			187,019		187,030
Issuance of common shares for subscription receivable, shares		1,109,804
Balance at Jul. 31, 2022	$ 1	$ 157			56,434,920	(57,212,024)	(776,946)
Balance, shares at Jul. 31, 2022	102,000	15,766,053
Shares issued for conversion of notes		$ 9			114,511		114,520
Shares issued for conversion of notes, shares		904,961
Reclass of APIC to derivative liabilities for tainted warrants					(1,211)		(1,211)
Net income (loss)						(129,885)	(129,885)
Cashless exercise of options		$ 7		(101,100)	101,093
Cashless exercise of options, shares		674,000
Stock based compensation					104,226		104,226
Resolution of derivative liabilities due to debt conversions					39,858		39,858
Issuance of common stock and warrants in private placement and warrant exercises					5,000		5,000
Issuance of common stock and warrants in private placement and warrant exercises, shares		26,738
Balance at Oct. 31, 2022	$ 1	$ 173		(101,100)	56,798,397	(57,341,909)	(644,438)
Balance, shares at Oct. 31, 2022	102,000	17,371,752
Balance at Jan. 31, 2023	$ 1	$ 186		(117,468)	56,941,222	(57,403,227)	(579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Shares issued for conversion of notes		$ 13			70,930		70,943
Shares issued for conversion of notes, shares		1,251,270
Net income (loss)						(118,579)	(118,579)
Cashless exercise of options		$ 3		(16,750)	16,747
Cashless exercise of options, shares		250,000
Stock based compensation					19,265		19,265
Stock based compensation, shares
Resolution of derivative liabilities due to debt conversions					43,931		43,931
Receipt of subscription receivable				16,368			16,368
Balance at Apr. 30, 2023	$ 1	$ 202		(117,850)	57,092,095	(57,521,806)	(547,358)
Balance, shares at Apr. 30, 2023	102,000	20,172,429
Balance at Jan. 31, 2023	$ 1	$ 186		(117,468)	56,941,222	(57,403,227)	(579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Shares issued for conversion of notes, shares		5,666,917
Resolution of derivative liabilities due to debt conversions and untainted warrants							156,309
Net income (loss)							(574,567)
Balance at Oct. 31, 2023	$ 3	$ 498		(117,850)	58,423,801	(57,977,794)	328,658
Balance, shares at Oct. 31, 2023	250,000	49,813,861
Balance at Apr. 30, 2023	$ 1	$ 202		(117,850)	57,092,095	(57,521,806)	(547,358)
Balance, shares at Apr. 30, 2023	102,000	20,172,429
Shares issued for conversion of notes		$ 17			61,078		61,095
Shares issued for conversion of notes, shares		1,690,073
Net income (loss)						(203,379)	(203,379)
Stock based compensation		$ 10			24,354		24,364
Stock based compensation, shares		978,300
Resolution of derivative liabilities due to debt conversions					125,520		125,520
Issuance of common stock and warrants in private placement and warrant exercises		$ 35			159,965		160,000
Issuance of common stock and warrants in private placement and warrant exercises, shares		3,542,778
Balance at Jul. 31, 2023	$ 1	$ 264		(117,850)	57,463,012	(57,725,185)	(379,758)
Balance, shares at Jul. 31, 2023	102,000	26,383,580
Shares issued for conversion of notes		$ 27			101,215		101,242
Shares issued for conversion of notes, shares		2,725,574
Net income (loss)						(252,609)	(252,609)
Stock based compensation					19,614		19,614
Resolution of derivative liabilities due to debt conversions					(11,241)		(11,241)
Issuance of common stock and warrants in private placement and warrant exercises	$ 4	$ 205			851,201		851,410
Issuance of common stock and warrants in private placement and warrant exercises, shares	398,000	20,454,707
Shares exchanged	$ (2)	$ 2
Shares exchanged, shares	(250,000)	250,000
Balance at Oct. 31, 2023	$ 3	$ 498		$ (117,850)	$ 58,423,801	$ (57,977,794)	$ 328,658
Balance, shares at Oct. 31, 2023	250,000	49,813,861